EVENTS OCCURRING AFTER BALANCE SHEET DATE (Details Narrative)		12 Months Ended
	Jan. 14, 2026 SGD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 SGD ($) shares	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Jul. 01, 2025 shares
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds		$ 220,152	$ 283,094		$ 11,307,024
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued						63,281
Aggregate gross proceeds | $			$ 300,512
Ordinary shares [member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Aggregate gross proceeds | $	$ 6,000
At-the-market [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	4,400
At-the-market [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued		94,723	94,723